Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
13.	Goodwill
Goodwill consists of the following:

	As of December 31, 2020	As of December 31, 2019
Goodwill	$123,217	$46,956

The following table presents the changes in goodwill by reportable segment:

	Air	Packages, Hotels and Other Travel Products	Total
Balance as of January 1, 2019	$36,207	$—	$36,207
Additions	2,772	8,093	10,865
Foreign currency translation adjustment	(96)	(20)	(116)

Balance as of December 31, 2019	$38,883	$8,073	$46,956
Additions	2,328	70,923	73,251
Impairment charge	(593)	—	(593)
Foreign currency translation adjustment	(2,677)	6,280	3,603

Balance as of December 31, 2020	$37,941	$85,276	$123,217

Impairment Assessments
We perform our annual assessment of possible impairment of goodwill as of December 31, 2020, or more frequently if events and circumstances indicate that an impairment may have occurred. As of December 31, 2020, we recognized impairments charges of $593 related to the goodwill of Viajes Falabella attributable to the air segment. Due to the
COVID-19
pandemic and its impact on our business, we conducted interim impairment assessments of goodwill during the year ended December 31, 2020. We had no impairments of goodwill during the interim periods.
We compared the fair value of the reporting units to their carrying values. The fair value estimates for all reporting units were based on a weighted-probability analysis of the present value of future discounted cash flows, Level 3 inputs. The significant estimates used in the discounted cash flows model included our weighted average cost of capital, projected cash flows and the long-term rate of growth. Our assumptions were based on the actual historical performance of the reporting unit and took into account the recent severe and continued weakening of operating results as well as the anticipated rate of recovery, and implied risk premiums based on market prices of our equity and debt as of the assessment dates.
The full duration and total impact of
COVID-19
remains uncertain and it is difficult to predict how the recovery will unfold for global economies, the travel industry or our business. As a result, we may record impairment charges in the future due to the potential long-term economic impact and near-term financial impacts of the
COVID-19
pandemic.